Other items from operating activities	12 Months Ended
Dec. 31, 2024
Other items from operating activities
Other items from operating activities

Note 6 Other items from operating activities

6.1 Other income and other expense

For the year ended December 31, (M$)	2024	2023	2022
Gains on disposal of assets	1,721	3,157	2,244
Foreign exchange gains	236	–	379
Other	155	520	226
OTHER INCOME	2,112	3,677	2,849

Losses on disposal of assets	(224)	(98)	(2,613)
Foreign exchange losses	(406)	(763)	(1,023)
Amortization of other intangible assets (excl. mineral interests)	(389)	(769)	(430)
Other	(262)	(766)	(3,278)
OTHER EXPENSE	(1,281)	(2,396)	(7,344)

Other income

In 2024, gains on disposal of assets are mainly related to the partial divestment of retail network in Belgium and Luxembourg and the full divestment in the Netherlands for the Marketing & Services segment. This amount includes the revaluation of shares held and consolidated under the equity method in Belgium and Luxembourg.

In 2023, gains on disposal of assets were mainly related to the disposal of the retail network in Germany in the Marketing & Services segment, to the sale of the 50% participation in the Surmont asset and the disposal of TotalEnergies EP Canada Ltd. shares in the segment Exploration & Production. The “Other” heading notably included a revaluation of $388 million from the previously held share of Total Eren.

In 2022, gains on disposal of assets were mainly related to the partial disposal of TotalEnergies’ interest in its subsidiary which owns 50.5% of SunPower and the revaluation of its retained interest which is accounted for using the equity method for $1,461 million in the segment Integrated Power.

Other expense

In 2024, the heading “Other” mainly consists in the depreciation of a loan towards the minor participation of the company in SunPower.

In 2023, the heading "Other" mainly included impairments related to the Yunlin offshore wind project in Taiwan in the segment Integrated Power and to the divestment project of Natref refinery in South Africa in the segment Refining & Chemicals.

In 2022, losses on disposal were mainly related to the recycling in expenses of Exploration & Production, of an amount of $2,384 million representing the accumulated foreign exchange losses accumulated in equity since the acquisition of the Novatek stake and until its deconsolidation date. The heading “Other” notably included provisions relating to assets in Russia in the Integrated LNG and Exploration & Production segments.

6.2 Other financial income and expense

As of December 31, (M$)	2024	2023	2022
Dividend income on non-consolidated subsidiaries	196	143	159
Capitalized financial expenses	652	667	310
Other	555	475	427
OTHER FINANCIAL INCOME	1,403	1,285	896
Accretion of asset retirement obligations	(568)	(524)	(430)
Other	(267)	(207)	(103)
OTHER FINANCIAL EXPENSE	(835)	(731)	(533)

6.3 Other non-current assets

As of December 31, 2024		Valuation
(M$)	Gross value	allowance	Net value
Loans and advances (a)	2,433	(258)	2,175
Other non-current financial assets related to operational activities	1,677	–	1,677
Other	154	–	154
TOTAL	4,264	(258)	4,006

As of December 31, 2023		Valuation
(M$)	Gross value	allowance	Net value
Loans and advances (a)	2,516	(294)	2,222
Other non-current financial assets related to operational activities	1,761	–	1,761
Other	330	–	330
TOTAL	4,607	(294)	4,313

As of December 31, 2022		Valuation
(M$)	Gross value	allowance	Net value
Loans and advances (a)	2,092	(255)	1,837
Other non-current financial assets related to operational activities	250	–	250
Other	301	–	301
TOTAL	2,643	(255)	2,388
(a)	Excluding loans to equity affiliates.

Changes in the valuation allowance on loans and advances are detailed as follows:

				Currency
	Valuation			translation	Valuation
For the year ended December 31,	allowance as of			adjustment and	allowance as of
(M$)	January 1,	Increases	Decreases	other variations	December 31,
2024	(294)	(72)	19	89	(258)
2023	(255)	(11)	2	(30)	(294)
2022	(257)	(27)	11	18	(255)